GOODWILL AND INTANGIBLE ASSETS (Details - Future expected amortization of patent) - DPTI [Member]	Dec. 31, 2024 USD ($)
2024	$ 51,028
2025	51,028
2026	51,028
2027	49,551
Thereafter	0
Total patents	$ 202,635